Basis of Preparation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STATEMENT OF COMPREHENSIVE INCOME
Change in estimated fair value of derivative warrant liability	$ 1,273,740
Loss and total comprehensive loss for the year	$ (75,284,923)	$ 16,060,652	$ (3,747,408)
Basic and diluted loss per share	$ (0.94)	$ 0.2	$ (0.05)
STATEMENT OF FINANCIAL POSITION
Reclassification of derivative warrant liability
Accumulated losses	(64,066,681)	$ 11,218,242
Total equity	109,416,415	60,977,933	$ 67,620,954	$ 57,986,026
Derivative warrant liability	15,709,460
Current liabilities	95,036,895	110,843,631
Total liabilities	197,836,045	138,958,699
STATEMENT OF CASH FLOWS
Loss for the year	(75,284,923)	16,060,652	(3,747,408)
Adjustment for:
Change in fair value of derivative warrants liability	(1,273,740)
As Previously Reported [Member]
STATEMENT OF COMPREHENSIVE INCOME
Change in estimated fair value of derivative warrant liability
Loss and total comprehensive loss for the year	$ (76,558,663)
Basic and diluted loss per share	$ (0.95)
STATEMENT OF FINANCIAL POSITION
Reclassification of derivative warrant liability	$ 16,983,200
Accumulated losses	(65,340,421)
Total equity	125,125,875
Derivative warrant liability
Current liabilities	79,327,435
Total liabilities	182,126,585
STATEMENT OF CASH FLOWS
Loss for the year	(76,558,663)
Adjustment for:
Change in fair value of derivative warrants liability
Restatement adjustments [Member]
STATEMENT OF COMPREHENSIVE INCOME
Change in estimated fair value of derivative warrant liability	1,273,740
Loss and total comprehensive loss for the year	$ 1,273,740
Basic and diluted loss per share	$ 0.01
STATEMENT OF FINANCIAL POSITION
Reclassification of derivative warrant liability	$ (16,983,200)
Accumulated losses	1,273,740
Total equity	(15,709,460)
Derivative warrant liability	15,709,460
Current liabilities	15,709,460
Total liabilities	15,709,460
STATEMENT OF CASH FLOWS
Loss for the year	1,273,740
Adjustment for:
Change in fair value of derivative warrants liability	$ (1,273,740)